Significant Accounting Policies Narrative (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Significant Accounting Policies [Line Items]
Ownership percentage	100.00%
Allowance for doubtful accounts	$ 1,493	$ 1,388	$ 1,050
Total	17,690	16,772		20,781
Inventory Valuation Reserves	3,477	2,792	1,975	3,900
Advertising costs	268	141	115
Inventory Held by Hospitals and Sales Agents [Member]
Significant Accounting Policies [Line Items]
Total	5,796	4,778		5,100
Other Income and Expense [Member]
Significant Accounting Policies [Line Items]
Foreign currency translation	$ (764)	$ (965)	$ (221)
Medical [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	100.00%	100.00%
LDR Brazil [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	100.00%	100.00%
LDR Medical, SAS [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	52.95%	52.95%
Percentage of stock held in escrow	47.05%
Patents [Member]
Significant Accounting Policies [Line Items]
Definite lived intangible asset, useful lives	10 years
Computer Software, Intangible Asset [Member]
Significant Accounting Policies [Line Items]
Definite lived intangible asset, useful lives	3 years
Computer Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computer Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years